Accounts receivable and accrued revenues	9 Months Ended
Sep. 30, 2018
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues
Note 8 - Accounts receivable and accrued revenues

Accounts receivable and accrued revenues totaling $41.0 million as of September 30, 2018 consists mainly of accounts receivable with no material amounts overdue.